Commitments And Contingencies	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 23 - COMMITMENTS AND CONTINGENCIES

The Bank has entered into multi-year agreements to lease certain of its facilities, as well as equipment under various short-term operating leases through June 2016.  Rent expense under these agreements amounted to $47,000 in 2013, $76,000 in 2012, and $116,000 in 2011.  Future minimum lease payments under long-term operating leases aggregate $85,000 at December 31, 2013 as follows:  2014, $59,000; and 2015, $26,000.

In the normal course of business, the Corporation and Bank may be involved in various legal actions, but in the opinion of management and its legal counsel, the ultimate disposition of such matters is not expected to have a material adverse effect on the consolidated financial statements.